Expenses By Nature - Summary of Employee Benefits Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Salaries and wages	€ 134,888	€ 117,154	€ 109,420
Social contributions, pension plans and indemnities	26,930	19,403	22,502
Employee share-based compensation	7,431	7,208	5,389
Severance indemnities	2,613	3,260	7,816
Other benefits	12,392	7,940	6,386
Total personnel costs	€ 184,254	€ 154,965	€ 151,513